Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - ECL under 100% weighted scenarios for modelled portfolios (audited) (Details) - GBP (£)
£ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 1,187,698	£ 1,049,896
ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(4,352)	(3,998)
ECL | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(3,658)	(2,318)
ECL | ECL from individually assessed impairments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(316)	(463)
ECL | ECL from non-modelled and others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(400)	(75)
ECL | ECL from post-model management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	22	(1,142)
ECL | Of which: ECL from economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(97)	(1,049)
Loans and advances | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 182,507	£ 145,259
Coverage ratio	2.10%	2.40%
Loans and advances | Gross | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 186,327	£ 148,758
Loans and advances | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(3,820)	(3,499)
Loans and advances | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 163,115	£ 128,217
Coverage ratio	0.40%	0.60%
Loans and advances | Stage 1 | Gross | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 163,808	£ 129,013
Loans and advances | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(693)	(796)
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 17,460	£ 15,378
Coverage ratio	7.90%	6.20%
Loans and advances | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 1,932	£ 1,664
Coverage ratio	45.90%	50.30%
Loans and advances | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 18,949	£ 16,397
Loans and advances | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	3,570	3,348
Loans and advances | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(1,489)	(1,019)
Loans and advances | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(1,638)	(1,684)
Home loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 11,405	£ 10,985
Coverage ratio	3.30%	3.40%
Home loans | Gross | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 11,798	£ 11,371
Home loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(393)	(386)
Home loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 10,446	£ 9,752
Coverage ratio	0.10%	0.10%
Home loans | Stage 1 | Gross | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 10,458	£ 9,760
Home loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(12)	(8)
Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 337	£ 618
Coverage ratio	6.90%	5.40%
Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 622	£ 615
Coverage ratio	36.40%	35.80%
Home loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 362	£ 653
Home loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	978	958
Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(25)	(35)
Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(356)	(343)
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 34,162	£ 25,960
Coverage ratio	7.10%	8.10%
Credit cards, unsecured loans and other retail lending | Gross | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 36,761	£ 28,262
Credit cards, unsecured loans and other retail lending | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(2,599)	(2,302)
Credit cards, unsecured loans and other retail lending | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 30,108	£ 23,406
Coverage ratio	1.30%	2.50%
Credit cards, unsecured loans and other retail lending | Stage 1 | Gross | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 30,501	£ 24,011
Credit cards, unsecured loans and other retail lending | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(393)	(605)
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 3,384	£ 1,991
Coverage ratio	26.20%	28.40%
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 670	£ 563
Coverage ratio	60.00%	61.70%
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 4,586	£ 2,782
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	1,674	1,469
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(1,202)	(791)
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(1,004)	(906)
Wholesale loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 136,940	£ 108,314
Coverage ratio	0.60%	0.70%
Wholesale loans | Gross | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 137,768	£ 109,125
Wholesale loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(828)	(811)
Wholesale loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 122,561	£ 95,059
Coverage ratio	0.20%	0.20%
Wholesale loans | Stage 1 | Gross | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 122,849	£ 95,242
Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(288)	(183)
Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 13,739	£ 12,769
Coverage ratio	1.90%	1.50%
Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 640	£ 486
Coverage ratio	30.30%	47.20%
Wholesale loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 14,001	£ 12,962
Wholesale loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	918	921
Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(262)	(193)
Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(278)	(435)
Credit risk | Loans and advances | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(3,658)	(2,318)
Credit risk | Home loans | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(346)
Credit risk | Home loans | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (346)	£ (311)
Credit risk | Home loans | Stage 1 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%
Credit risk | Home loans | Stage 1 | Gross | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 3,622	£ 3,905
Credit risk | Home loans | Stage 1 | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (3)	£ (2)
Credit risk | Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	9.50%	5.30%
Credit risk | Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	54.70%	48.70%
Credit risk | Home loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 252	£ 228
Credit risk | Home loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	583	610
Credit risk | Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(24)	(12)
Credit risk | Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(319)	(297)
Credit risk | Credit cards, unsecured loans and other retail lending | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(2,504)
Credit risk | Credit cards, unsecured loans and other retail lending | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (2,504)	£ (1,282)
Credit risk | Credit cards, unsecured loans and other retail lending | Stage 1 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.80%	0.70%
Credit risk | Credit cards, unsecured loans and other retail lending | Stage 1 | Gross | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 55,016	£ 30,282
Credit risk | Credit cards, unsecured loans and other retail lending | Stage 1 | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (436)	£ (221)
Credit risk | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	24.10%	15.90%
Credit risk | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	75.00%	67.70%
Credit risk | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 4,865	£ 2,291
Credit risk | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	1,194	1,028
Credit risk | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(1,173)	(365)
Credit risk | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(895)	(696)
Credit risk | Wholesale loans | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(808)
Credit risk | Wholesale loans | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (808)	£ (725)
Credit risk | Wholesale loans | Stage 1 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%
Credit risk | Wholesale loans | Stage 1 | Gross | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 167,476	£ 142,804
Credit risk | Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (287)	£ (219)
Credit risk | Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.80%	1.70%
Credit risk | Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Credit risk | Wholesale loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 18,850	£ 29,124
Credit risk | Wholesale loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	0	0
Credit risk | Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(521)	(506)
Credit risk | Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	0	0
Upside 2 | Loans and advances | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(3,234)	(1,992)
Upside 2 | Home loans | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (325)	£ (302)
Upside 2 | Home loans | Stage 1 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%
Upside 2 | Home loans | Stage 1 | Gross | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 3,652	£ 3,915
Upside 2 | Home loans | Stage 1 | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (3)	£ (2)
Upside 2 | Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6.30%	4.60%
Upside 2 | Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	52.80%	47.50%
Upside 2 | Home loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 223	£ 219
Upside 2 | Home loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	583	610
Upside 2 | Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(14)	(10)
Upside 2 | Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(308)	(290)
Upside 2 | Credit cards, unsecured loans and other retail lending | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (2,329)	£ (1,106)
Upside 2 | Credit cards, unsecured loans and other retail lending | Stage 1 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.80%	0.60%
Upside 2 | Credit cards, unsecured loans and other retail lending | Stage 1 | Gross | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 54,797	£ 27,945
Upside 2 | Credit cards, unsecured loans and other retail lending | Stage 1 | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (415)	£ (157)
Upside 2 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	23.50%	14.90%
Upside 2 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.50%	66.60%
Upside 2 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 4,411	£ 1,771
Upside 2 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	1,194	1,028
Upside 2 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(1,037)	(264)
Upside 2 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(877)	(685)
Upside 2 | Wholesale loans | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (580)	£ (584)
Upside 2 | Wholesale loans | Stage 1 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%
Upside 2 | Wholesale loans | Stage 1 | Gross | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 171,642	£ 145,097
Upside 2 | Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (220)	£ (189)
Upside 2 | Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.50%	1.50%
Upside 2 | Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Upside 2 | Wholesale loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 14,684	£ 26,831
Upside 2 | Wholesale loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	0	0
Upside 2 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(360)	(395)
Upside 2 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	0	0
Upside 1 | Loans and advances | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(3,406)	(2,073)
Upside 1 | Home loans | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (334)	£ (304)
Upside 1 | Home loans | Stage 1 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%
Upside 1 | Home loans | Stage 1 | Gross | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 3,642	£ 3,911
Upside 1 | Home loans | Stage 1 | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (3)	£ (2)
Upside 1 | Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7.70%	4.50%
Upside 1 | Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	53.70%	47.90%
Upside 1 | Home loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 233	£ 222
Upside 1 | Home loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	583	610
Upside 1 | Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(18)	(10)
Upside 1 | Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(313)	(292)
Upside 1 | Credit cards, unsecured loans and other retail lending | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (2,418)	£ (1,149)
Upside 1 | Credit cards, unsecured loans and other retail lending | Stage 1 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.80%	0.60%
Upside 1 | Credit cards, unsecured loans and other retail lending | Stage 1 | Gross | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 54,789	£ 29,092
Upside 1 | Credit cards, unsecured loans and other retail lending | Stage 1 | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (427)	£ (164)
Upside 1 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	23.40%	15.40%
Upside 1 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	74.20%	67.10%
Upside 1 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 4,713	£ 1,919
Upside 1 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	1,194	1,028
Upside 1 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(1,105)	(295)
Upside 1 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(886)	(690)
Upside 1 | Wholesale loans | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (654)	£ (620)
Upside 1 | Wholesale loans | Stage 1 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%
Upside 1 | Wholesale loans | Stage 1 | Gross | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 170,664	£ 144,688
Upside 1 | Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (243)	£ (200)
Upside 1 | Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.60%	1.50%
Upside 1 | Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Upside 1 | Wholesale loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 15,662	£ 27,240
Upside 1 | Wholesale loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	0	0
Upside 1 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(411)	(420)
Upside 1 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	0	0
Baseline | Loans and advances | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(3,603)	(2,189)
Baseline | Home loans | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(342)
Baseline | Home loans | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (342)	£ (309)
Baseline | Home loans | Stage 1 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%
Baseline | Home loans | Stage 1 | Gross | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 3,627	£ 3,906
Baseline | Home loans | Stage 1 | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (3)	£ (2)
Baseline | Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	8.90%	4.80%
Baseline | Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	54.40%	48.50%
Baseline | Home loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 248	£ 227
Baseline | Home loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	583	610
Baseline | Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(22)	(11)
Baseline | Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(317)	(296)
Baseline | Credit cards, unsecured loans and other retail lending | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(2,506)
Baseline | Credit cards, unsecured loans and other retail lending | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (2,506)	£ (1,202)
Baseline | Credit cards, unsecured loans and other retail lending | Stage 1 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.80%	0.60%
Baseline | Credit cards, unsecured loans and other retail lending | Stage 1 | Gross | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 54,855	£ 30,271
Baseline | Credit cards, unsecured loans and other retail lending | Stage 1 | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (438)	£ (173)
Baseline | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	23.50%	16.00%
Baseline | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	75.00%	67.70%
Baseline | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 4,996	£ 2,082
Baseline | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	1,194	1,028
Baseline | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(1,173)	(333)
Baseline | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(895)	(696)
Baseline | Wholesale loans | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(755)
Baseline | Wholesale loans | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (755)	£ (678)
Baseline | Wholesale loans | Stage 1 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%
Baseline | Wholesale loans | Stage 1 | Gross | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 169,325	£ 143,967
Baseline | Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (273)	£ (216)
Baseline | Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.80%	1.70%
Baseline | Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Baseline | Wholesale loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 17,001	£ 27,961
Baseline | Wholesale loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	0	0
Baseline | Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(482)	(462)
Baseline | Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	0	0
Downside 1 | Loans and advances | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(4,005)	(2,856)
Downside 1 | Home loans | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (365)	£ (331)
Downside 1 | Home loans | Stage 1 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%
Downside 1 | Home loans | Stage 1 | Gross | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 3,593	£ 3,885
Downside 1 | Home loans | Stage 1 | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (3)	£ (3)
Downside 1 | Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	12.10%	7.20%
Downside 1 | Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	56.30%	50.80%
Downside 1 | Home loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 281	£ 249
Downside 1 | Home loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	583	610
Downside 1 | Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(34)	(18)
Downside 1 | Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(328)	(310)
Downside 1 | Credit cards, unsecured loans and other retail lending | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (2,621)	£ (1,563)
Downside 1 | Credit cards, unsecured loans and other retail lending | Stage 1 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.80%	0.80%
Downside 1 | Credit cards, unsecured loans and other retail lending | Stage 1 | Gross | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 55,062	£ 32,013
Downside 1 | Credit cards, unsecured loans and other retail lending | Stage 1 | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (445)	£ (254)
Downside 1 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	24.20%	13.10%
Downside 1 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	76.00%	69.10%
Downside 1 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 5,250	£ 4,586
Downside 1 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	1,194	1,028
Downside 1 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(1,269)	(599)
Downside 1 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(907)	(710)
Downside 1 | Wholesale loans | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (1,019)	£ (962)
Downside 1 | Wholesale loans | Stage 1 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%
Downside 1 | Wholesale loans | Stage 1 | Gross | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 163,888	£ 140,402
Downside 1 | Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (337)	£ (250)
Downside 1 | Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.00%	2.30%
Downside 1 | Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Downside 1 | Wholesale loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 22,438	£ 31,525
Downside 1 | Wholesale loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	0	0
Downside 1 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(682)	(712)
Downside 1 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	0	0
Downside 2 | Loans and advances | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(4,628)	(5,190)
Downside 2 | Home loans | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (386)	£ (347)
Downside 2 | Home loans | Stage 1 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%
Downside 2 | Home loans | Stage 1 | Gross | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 3,557	£ 3,868
Downside 2 | Home loans | Stage 1 | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (4)	£ (3)
Downside 2 | Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	14.20%	9.00%
Downside 2 | Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	57.80%	52.50%
Downside 2 | Home loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 317	£ 266
Downside 2 | Home loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	583	610
Downside 2 | Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(45)	(24)
Downside 2 | Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(337)	(320)
Downside 2 | Credit cards, unsecured loans and other retail lending | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(2,771)
Downside 2 | Credit cards, unsecured loans and other retail lending | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (2,771)	£ (3,332)
Downside 2 | Credit cards, unsecured loans and other retail lending | Stage 1 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.80%	1.10%
Downside 2 | Credit cards, unsecured loans and other retail lending | Stage 1 | Gross | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 55,197	£ 30,280
Downside 2 | Credit cards, unsecured loans and other retail lending | Stage 1 | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (452)	£ (332)
Downside 2 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	24.80%	19.80%
Downside 2 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	76.80%	70.20%
Downside 2 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 5,657	£ 11,493
Downside 2 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	1,194	1,028
Downside 2 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(1,402)	(2,278)
Downside 2 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(917)	(722)
Downside 2 | Wholesale loans | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (1,471)	£ (1,511)
Downside 2 | Wholesale loans | Stage 1 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%
Downside 2 | Wholesale loans | Stage 1 | Gross | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 152,417	£ 135,764
Downside 2 | Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (379)	£ (282)
Downside 2 | Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.20%	3.40%
Downside 2 | Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Downside 2 | Wholesale loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 33,909	£ 36,163
Downside 2 | Wholesale loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	0	0
Downside 2 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(1,092)	(1,229)
Downside 2 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 0	£ 0